Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	16	16
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	17	17